Taxation - (Loss) income before provision for income taxes is attributable to the geographic locations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
(Loss) income before tax	¥ (1,194,090)	$ (187,377)	¥ (206,710)	¥ (506,621)
Cayman
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(1,403)		(11,322)	13,620
Hong Kong
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(4,692)		(2,804)	(2,490)
BVI
Income Tax Disclosure [Line Items]
(Loss) income before tax, foreign	(33)		(1)	(2)
PRC
Income Tax Disclosure [Line Items]
(Loss) income before tax, domestic	¥ (1,187,962)		¥ (192,583)	¥ (517,749)